Income Taxes	12 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
INCOME TAXES
9.	INCOME TAXES
For the years ended June 30, 2025 and 2026, income (loss) before income taxes includes the following components:

	2026	2025
	$	$
United States	(2,208,930)	423,063
Canada	(10,351,920)	(8,585,196)

Net income (loss) before taxes	(12,560,850)	(8,162,133)

The following table shows the principal reasons for the difference between the effective income tax rate and the statutory federal income tax rate for the year ended June 30, 2026, in accordance with ASU 2023-09.

	2026
	$	%
Canadian Federal/Provincial statutory tax rate	(3,391,429)	27%
State and local taxes, net of federal	(89,602)	1%

Foreign Tax Effects
United States
Statutory rate difference between United States and Canada	132,536	(1)%
Changes in valuation allowance	658,569	(5)%
Other	(105,092)	1%
Change in valuation allowance	2,667,196	(21)%
Nontaxable or nondeductible items	29,061	—%
Other	98,761	(1)%

Total	—	—%

The following is a reconciliation of income taxes calculated at the combined Canadian federal and provincial income statutory corporate tax rate of 27.0% to the tax expense:

2025
$
Net income (loss) before taxes	(8,162,133)

Income tax expense (recovery) at the statutory rate	(2,229,159)
Increase (reduction) in income taxes resulting from:
Change in valuation allowance	4,167,827
State taxes	76,974
Permanent differences	34,335
True up to the return	2,982
State Rate Change	8,086
Foreign exchange differences	(1,589,832)
Share issuance cost capitalized in equity	(492,446)
Other	21,233

Income tax expense	—

As of June 30, 2026, the Company has non-capital loss carry-forwards of approximately $99.9 million (June 30, 2025 — $89.2 million) available to offset future taxable income in Canada. These non-capital loss carryforwards begin to expire in 2026. As of June 30, 2026, the Company has US Federal net operating losses of $8.8 million and state net operating losses of $5.1 million. As of June 30, 2025, the Company has US Federal net operating losses of $5.4 million and state net operating losses of $2.7 million. The US Federal NOLs have an indefinite carryforward period, and the state NOLs begin to expire in 2042.

Deferred tax assets and liabilities are as follows:

	2026	2025
	$	$
Non-capital losses	29,207,964	25,463,223
Financing costs	349,129	733,014
Accrued expenses	4,421	61,845
Intangible assets, net	403,432	496,440
Tax credits	241,270	221,406
Lease liability	7,009	108,525

	30,213,224	27,084,453

Intangible assets, net	—	(57,977)
Property and equipment, net	(2,954)	(98,627)
Lease obligations	(62,686)	(106,029)

	(65,640)	(262,633)

Net deferred tax asset	30,147,584	26,821,820
Valuation allowance	(30,147,584)	(26,821,820)

	—	—

For the years ended June 30, 2025 and 2026, the following table reflects the activity in the Company’s valuation allowance on deferred tax assets:

	Year ended June 30,
	2025	2026
Beginning Balance	22,653,993	26,821,820
Increase in valuation allowance	4,167,827	3,325,765

Total valuation allowance on deferred tax assets	26,821,820	30,147,584

A full valuation allowance has been applied against the net deferred tax assets because it is more likely than not that future taxable income will not be available against which the Company can utilize the benefits therefrom.
The Company recognizes tax benefits from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from any such position would be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. It is the Company’s policy to recognize interest and penalties accrued on any uncertain tax benefits as a component of income tax expense.
The Company files income tax returns in the U.S. federal jurisdiction, various state jurisdictions, and Canada. The Company’s U.S. Federal and State tax returns for the years 2021 through 2024 remain subject to examination by their respective taxing authorities.
The Company is subject to taxation at the federal, state, and local levels in the United States and Canada.